Tax payable (Tables)	12 Months Ended
Dec. 31, 2022
Tax payable
Schedule of Current income tax and social contribution payable

	December 31, 2022	December 31, 2021
Income tax	10,182	6,490
Social contribution	2,816	382
	12,998	6,872

Schedule of Other tax payable

	December 31, 2022		December 31, 2021
		Non-		Non-
	Current	current	Current	current
PIS	1,669	—	668	—
COFINS	7,675	—	3,075	—
ICMS	173	—	75	—
ISS	1,111	—	583	—
IVA	18,098	—	8,433	—
Other taxes	3,561	818	4,331	—
Reassessment tax	745	7,168	13	4,065
IRRF	687	—	500	—
	33,719	7,986	17,678	4,065

Schedule of Balance of installment payments

	December 31, 2022		December 31, 2021
	Current	Non-current	Current	Non-current
Simples National	6	1,168	—	1,285
Social Security - PGFN	—	296	—	328
Other PGFN debits	560	4,978	—	2,056
Social Security - RFB	54	428	—	139
Other RFB debits	—	63	—	—
Installment payment - INSS	83	—	13	124
PIS installment payment	—	13	—	20
COFINS Installment	—	90	—	94
Installment payment - IRRF	—	11	—	13
ISS installment payment	—	64	—	—
Other	42	57	—	6
	745	7,168	13	4,065